Equity - Summary of Common and Preferred Shares and Other Equity Instruments Outstanding (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of classes of share capital [line items]
Balance at beginning of period	$ 127,192
Purchased for cancellation	(2,768)	$ (140)
Balance at end of period	$ 139,151	$ 127,192
Common shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	1,415,080,000	1,402,373,000
Issued in connection with share-based compensation plans	796,000	1,746,000
Issued in connection with dividend reinvestment plan		11,850,000
Purchased for cancellation	(15,241,000)	(889,000)
Balance at end of period	1,400,635,000	1,415,080,000
Balance at beginning of period	$ 21,013	$ 19,398
Issued in connection with share-based compensation plans	77	168
Issued in connection with dividend reinvestment plan		1,460
Purchased for cancellation	(227)	(13)
Balance at end of period	$ 20,863	$ 21,013
Balance at end of period	$ 6.04	$ 5.6
Common shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	(576,000)	(1,862,000)
Balance at end of period	(521,000)	(576,000)
Balance at beginning of period	$ (61)	$ (231)
Balance at end of period	$ (110)	$ (61)
Purchases	(41,204,000)	(43,995,000)
Sales	41,259,000	45,281,000
Purchases	$ (5,811)	$ (5,302)
Sales	$ 5,762	$ 5,472
Common shares [member] | Outstanding capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	1,414,504,000
Balance at end of period	1,400,114,000	1,414,504,000
Balance at beginning of period	$ 20,952
Balance at end of period	$ 20,753	$ 20,952
Preferred shares [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	69,100,000
Balance at end of period	46,950,000	69,100,000
Balance at beginning of period	$ 9,020
Balance at end of period	$ 11,643	$ 9,020
Preferred shares [member] | Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	13,000	(9,000)
Balance at end of period	35,000	13,000
Balance at beginning of period	$ 11	$ (9)
Balance at end of period	$ 32	$ 11
Purchases	(4,431,000)	(1,921,000)
Sales	4,453,000	1,943,000
Purchases	$ (4,916)	$ (1,225)
Sales	4,937	1,245
Preferred shares [member] | Outstanding capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	9,031
Balance at end of period	$ 11,675	$ 9,031
Balance at end of period	46,985,000	69,113,000
Series BH non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	6,000,000
Balance at end of period	6,000,000	6,000,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150	$ 150
Dividends declared per share	$ 1.23	$ 1.23
Series BI non-cumulative fixed rate first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	6,000,000
Balance at end of period	6,000,000	6,000,000
Balance at beginning of period	$ 150
Balance at end of period	$ 150	$ 150
Dividends declared per share	$ 1.23	$ 1.23
Series BD non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	24,000,000
Balance at end of period		24,000,000
Balance at beginning of period	$ 600
Balance at end of period		$ 600
Dividends declared per share	$ 0.8	$ 0.8
Series BF non-cumulative 5-year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	12,000,000
Balance at end of period	12,000,000	12,000,000
Balance at beginning of period	$ 300
Balance at end of period	$ 300	$ 300
Dividends declared per share	$ 0.75	$ 0.75
Series BO non-cumulative five year rate reset first preference shares [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	14,000,000
Balance at end of period	14,000,000	14,000,000
Balance at beginning of period	$ 350
Balance at end of period	$ 350	$ 350
Dividends declared per share	$ 1.47	$ 1.4
Series BT non-cumulative five year rate reset first preference shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	750,000
Balance at end of period	750,000	750,000
Balance at beginning of period	$ 750
Balance at end of period	$ 750	$ 750
Dividends declared per share	4.20%	4.20%
Series BU noncumulative 5year rate reset first preference shares [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	750,000
Balance at end of period	750,000	750,000
Balance at beginning of period	$ 750
Balance at end of period	$ 750	$ 750
Dividends declared per share	7.408%	7.408%
Series BW noncumulative 5year rate reset first preference shares [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	600,000
Balance at end of period	600,000	600,000
Balance at beginning of period	$ 600
Balance at end of period	$ 600	$ 600
Dividends declared per share	6.698%	6.698%
Series 1 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	1,750,000
Balance at end of period		1,750,000
Balance at beginning of period	$ 1,750
Balance at end of period		$ 1,750
Dividends declared per share	4.50%	4.50%
Series 2 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	1,250,000
Balance at end of period	1,250,000	1,250,000
Balance at beginning of period	$ 1,250
Balance at end of period	$ 1,250	$ 1,250
Dividends declared per share	4.00%	4.00%
Series 3 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	1,000,000
Balance at end of period	1,000,000	1,000,000
Balance at beginning of period	$ 1,000
Balance at end of period	$ 1,000	$ 1,000
Dividends declared per share	3.65%	3.65%
Series 4 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at beginning of period	1,000,000
Balance at end of period	1,000,000	1,000,000
Balance at beginning of period	$ 1,370
Balance at end of period	$ 1,370	$ 1,370
Dividends declared per share	7.50%	7.50%
Series 5 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at end of period	1,000
Balance at end of period	$ 1,396
Dividends declared per share	6.35%
Series 6 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at end of period	1,250
Balance at end of period	$ 1,708
Dividends declared per share	6.75%
Series 7 limited recourse capital notes [member] | Issued capital [member]
Disclosure of classes of share capital [line items]
Balance at end of period	1,350
Balance at end of period	$ 1,869
Dividends declared per share	6.50%